Furniture, Fixture and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Furniture, Fixture and Equipment
3.	Furniture, Fixture and Equipment

Furniture, fixture and equipment consist of the following at December 31, 2014 and March 31, 2014:

	Estimated useful life	December 31, 2014	March 31, 2014
Computer equipment	5-7 years	$784,998	$725,984
Furniture and fixture	5 years	188,146	183,725

		973,144	909,709
Less accumulated depreciation		813,911	810,161

		159,233	99,548
Construction in process		1,564,531	—

Furniture, fixture and equipment, net		$1,723,764	$99,548

Construction in process are the expenditures related to the costs to establish the company’s dedicated network in certain metropolitan areas. These expenses are estimated to range from $30 and $50 million over the next 24 months.

3.	Furniture, Fixture and Equipment

Furniture, fixture and equipment consist of the following at March 31:

	Estimated useful life	2013	2014
Computer equipment	5-7 years	$696,696	$725,984
Furniture and fixture	5 years	179,441	183,725

		876,137	909,709
Less accumulated depreciation		793,522	810,161

		$82,615	$99,548